Stockholders' Equity (Stock-Based Compensation Award Weighted Average Assumptions) (Details)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Risk-free interest rate (in Percent)	1.39%
Expected stock price volatility (in Percent)	63.73%
Expected dividend yield (in Percent)	0.00%
Expected life of options (in Duration)	6 years 11 months 1 day